Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Common stock shares, authorized	81,498,000	81,498,000
Common stock shares, issued	23,652,110	21,652,110
Common stock shares, outstanding	23,628,452	21,628,452
Common stock, par value	$ 0	$ 0